The net exposure to exchange rates is as follows: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total		R$ 2
Foreign [Member]
IfrsStatementLineItems [Line Items]
Loans and financing (note 22)	(1,008)	(1,514)
Suppliers (Itaipu Binacional) (note 20)	(59)	(63)
Total	(1,067)	(1,577)
Domestic [Member]
IfrsStatementLineItems [Line Items]
Loans and financing (note 22)	(5,623)	(7,866)
Suppliers (Itaipu Binacional) (note 20)	(331)	(325)
Total	(5,954)	(8,191)
Net liabilities exposed	R$ (5,954)	R$ (8,191)